Note 1 - Reporting Entity	12 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Disclosure of general information about financial statements [text block]
1	Reporting entity

Caledonia Mining Corporation Plc (“Caledonia” or the “Company”) is a company domiciled in Jersey, Channel Islands. The Company’s registered office address is B006 Millais House, Castle Quay, St Helier, Jersey, Channel Islands.

These consolidated financial statements of the Company and its subsidiaries (the “Group”) comprise the consolidated statements of financial position as at December 31, 2023 and 2022, the consolidated statements of profit or loss and other comprehensive income, changes in equity and cash flows for each of the years ended December 31, 2023, 2022 and 2021, disclosure notes, material accounting policies and other explanatory information.  The Group’s primary involvement is in the operation of a gold mine and the exploration and development of mineral properties for precious metals.

Caledonia’s shares are listed on the NYSE American LLC stock exchange (symbol – “CMCL”).  Depository interests in Caledonia’s shares are admitted to trading on AIM of the London Stock Exchange plc (symbol – “CMCL”).  Caledonia listed on the Victoria Falls Stock Exchange (“VFEX”) (symbol – “CMCL”) on December 2, 2021.  Caledonia voluntary delisted from the Toronto Stock Exchange (the “TSX”) on  June 19, 2020. After the delisting the Company remains a Canadian reporting issuer and has to comply with Canadian securities laws until it demonstrates that Canadian shareholders represent less than 2% of issued share capital.